Long term debt - Deferred Financing (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Cost	$ 6,351	$ 2,784
Accumulated amortization	1,173	588
Net Book Value	$ 5,178	$ 2,196